ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
SCHEDULE OF COMPANY’S SUBSIDIARIES

As of December 31, 2025, details of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

Name	Place and date of Incorporation	Percentage of effective ownership	Principal Activities

Subsidiaries
Ninjas in Pyjamas Gaming AB (“Ninjas in Pyjamas”)	Sweden, January, 2014	100%	Esports teams operation
NIPG FZ LLC	Abu Dhabi, January 16, 2024	100% owned by Ninjas in Pyjamas	Esports teams operation
ESVF (HONG KONG) Esports Limited (“ESVF HK”)	Hong Kong, March 4, 2021	100%	Investment holding
Wuhan Muyecun Internet Technology Co., Ltd. (“Wuhan Muyecun” or “WFOE”)	Wuhan, July 9, 2021	100% owned by ESVF HK	Investment holding
Wuhan Xingjingweiwu Culture & Sports Development Co., Ltd. (“Wuhan ESVF”)	Wuhan, June 1, 2016	100% owned by WFOE	Esports teams operation and talent management service
Shenzhen Weiwu Esports Internet Technology Co., Ltd. (“Shenzhen VF”)	Shenzhen, December 20, 2018	100% owned by Wuhan ESVF	Esports teams operation
Shenzhen Dawei Xianglong Sports Co., Ltd (“Dawei Xianglong”)	Shenzhen, January 15, 2021	60% owned by Shenzhen VF	Event production
Wuhan Xingjing Interactive Entertainment Co., Ltd (“Xingjing Entertainment”)	Wuhan, October 23, 2019	100% owned by Wuhan ESVF	Esports teams operation and talent management service
Chengdu Xingjing Weiwu Culture Media Co., Ltd (“Chengdu Xingjing Weiwu”)	Sichuan, January 5, 2023	100% owned by Wuhan ESVF	Esports teams operation
Shanghai Xingzhi Culture Media Co., Ltd (“Xingzhi Media”)	Shanghai, May 5, 2017	100% owned by Wuhan ESVF	Esports teams operation
Wuhan Xinghui Culture Media Co., Ltd. (“Xinghui Media”)	Wuhan, February 4, 2021	100% owned by Wuhan ESVF	Esports teams operation and talent management service
Taicang Xingjingweiwu Culture Media Co., Ltd (“Taicang Xingjing”)	Taicang, September 8, 2021	100% owned by Wuhan ESVF	Esports teams operation
Zhoushan Xingjing Internet Technology Co., Ltd (“Zhoushan Xingjing”)	Zhoushan, August 2, 2021	80% owned by Wuhan ESVF	Talent management service
Zhoushan Jingxi Internet Technology Co., Ltd (“Zhoushan Jingxi”)	Zhoushan, August 2, 2021	80% owned by Wuhan ESVF	Talent management service
Hongli Culture Communication (Wuhan) Co., Ltd (“Hongli Culture”)	Wuhan, December 26, 2017	60.67% owned by Wuhan ESVF	Event production
Wuhan Yingciyuan Information Technology Co., Ltd (“Wuhan Yingciyuan”)	Wuhan, November 17, 2022	51% owned by Hongli Culture	Event production
Xiamen Yingciyuan Education Technology Co., Ltd. (“Xiamen Yingciyuan”)	Xiamen, April 4, 2023	51% owned by Hongli Culture	Event production
Changsha Liyao Cultural Communication Co., Ltd (“Changsha Liyao”)	Changsha, May 19, 2023	75% owned by Hongli Culture	Event production
Hongli Culture Communication (Beijing) Co., Ltd (“Hongli Culture Beijing”)	Beijing, March 25, 2024	51% owned by Hongli Culture	Event production
Hongxiaoli Culture Communication (Hangzhou) Co., Ltd (“Hangzhou Hongxiaoli Culture”)	Hangzhou, April 8, 2024	51% owned by Hongli Culture	Event production
HongXiaoli Culture Communication (Wuhan) Co., Ltd(“Wuhan HongXiaoli Culture”)	Wuhan, February 11, 2025	100% owned by Hongli Culture	Event production
HongDali Culture Communication (Shanghai) Co., Ltd(“Wuhan HongXiaoli Culture”)	Shanghai, March 10, 2025	70% owned by Hongli Culture	Event production
Wuhan Xingyao Future Culture Media Co., Ltd(“Xingyao Future”)	Wuhan, March 5, 2025	60% owned by Wuhan ESVF	Talent management service
Xingjing Entertainment (Beijing) Cultural Development Co., Ltd(“Beijing Xingjing Entertainment”)	Beijing, April 30, 2025	49.94% owned by Wuhan ESVF	Event production
Shenzhen Xingjing Weiwu Technology Co., Ltd(“Shenzhen Xingjing”)	Shenzhen, January 5, 2023	99% owned by WFOE	Talent management service
NIPG HOLDINGS LIMITED(“NIPG HOLDINGS”)	Abu Dhabi, May 27, 2025	100%	Investment holding
Hongli Culture Communication (Guangxi) Co., Ltd.(“Guangxi Hongli Culture”)	Guangxi, June 5, 2025	65% owned by Wuhan ESVF	Event production
Shanghai Xingyu Culture Communication Co., Ltd.(“Shanghai Xingyu Culture”)	Shanghai, June 26, 2025	100% owned by Beijing Xingjing Entertainment	Event production
Chengdu Qiyuhai Culture and Entertainment Co., Ltd.(“Chengdu Qiyuhai”)	Chengdu, May 23, 2025	100% owned by Beijing Xingjing Entertainment	Event production
Mining Ninjas Ltd. (“Mining BVI”)	British Virgin Islands, July 4, 2025	100% owned by NIPG HOLDINGS	Mining Business
Mining Ninjas US, Inc.(“Mining US”)	US, July 16, 2025	100% owned by Mining BVI	Mining Business
Mining Ninjas Kazakh Limited(“Mining Kazakh”)	Kazakhstan, September 11, 2025	100% owned by Mining BVI	Mining Business
Hainan Huanju Commercial Investment Co., Ltd.(“Hainan Huanju”)	Hainan, October 31, 2025	70% owned by WFOE	Investment holding
Hainan Xingjing Weiwu Cultural and Sports Development Co., Ltd.	Hainan, November 03, 2025	100% owned by ESVF HK	Investment holding
VIEs
Wuhan Alunyou Network Information Development Co., Ltd.(“Wuhan Alunyou”)	Wuhan,August 21, 2024	VIE	Game Publishing

VIEs’ Subsidiaries
Shanghai Jinyuanbao Duoduo Entertainment Development Co., Ltd.(“Jinyuanbao”)	Shanghai, February 5, 2024	90% owned by Wuhan Alunyou	Game Publishing
Hangzhou Yinyuan Entertainment Development Co., Ltd.(“Hangzhou Yinyuan”)	Hangzhou, July 8, 2024	100% owned by Jinyuanbao	Game Publishing

VIE and VIE’s Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

The following financial information of the VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2025:

	As of December 31, 2024	As of December 31, 2025

ASSETS
Current assets:
Cash and cash equivalents	$436,302	$186
Accounts receivable	1,182,352	7,286
Advance to suppliers	398,467	394,128
Amounts due from related parties	411,511	-
Prepaid expenses and other current assets, net	309,184	161,587
Total current assets	2,737,816	563,187

Non-current assets:
Property and equipment, net	73,076	4,633
Intangible assets, net	942,410	646,414
Right-of-use assets	379,083	-
Other non-current assets	638,106	-
Total non-current assets	2,032,675	651,047

Total assets	$4,770,491	$1,214,234

LIABILITIES
Current liabilities:
Short-term borrowings	$1,372	$-
Accounts payable	981,004	3,503
Accrued expenses and other liabilities	737,386	440
Deferred revenue	670,064	456,799
Operating lease liabilities, current	265,623	-
Amount due to related parties-current	14,360	-
Amounts due to subsidiaries of the Group	3,822,831	3,364,617
Total current liabilities	6,492,640	3,825,359

Non-current liabilities:
Amount due to a related party-non-current	58,996	-
Total non-current liabilities:	58,996	-
Total liabilities	$6,551,636	$3,825,359

	For the year ended December 31, 2024	For the year ended December 31, 2025

Total net revenue	$2,047,005	$4,943,778
Net (loss) income	$(1,790,687)	$177,738

	For the year ended December 31, 2024	For the year ended December 31, 2025

Net cash used in operating activities	$(958,084)	$(10,080)
Net cash used in investing activities	$-	$-
Net cash provided by financing activities	$-	$12,522